Income Taxes (Tables)	5 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)	The income tax provision (benefit) consists of the following:

December 31, 2020
Current
Federal	$—
State	—
Deferred
Federal	(40,359)
State	—
Valuation allowance	40,359

Income tax provision	$—

Schedule of deferred tax assets and liabilities
The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax assets:
Net operating loss carryover	$17,537
Start-up/Organization costs	22,822

Total deferred tax assets	40,359
Valuation allowance	(40,359)

Deferred tax asset, net of allowance	$—

Schedule of effective income tax rate reconciliation
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows
:

December 31, 2020
Statutory Federal income tax rate	21.0%
Financing cost - derivative warrant liabilities	(16.72)%
Change in fair value of derivative warrant liabilities	(2.92)%
Change in Valuation Allowance	(1.4)%

Income Taxes Benefit	0.0%